Commitments and Contingencies (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2016	Dec. 31, 2015
Schedule of Future Minimum Operating Lease Payments	Future minimum lease payments under these facilities leases are approximately as follows:
2016	$145,500
2017	604,349
2018	611,410
2019	597,093
2020	588,000
$2,546,352
Future minimum lease payments under this facilities lease are approximately as follows:
2016	$33,622
2017	34,379
2018	35,410
2019	15,093
2020	-
$118,504

Xing Group [Member]
Schedule of Future Minimum Operating Lease Payments	As of June 30, 2016, the future minimum rental payments under the non-cancelable operating lease obligation is as follows:
Year Ended December 31,
2016	$64,000
2017	88,000
$152,000
As of December 31, 2015, the future minimum rental payments under the non-cancelable operating lease obligation is as follows:
Year Ended
December 31,
2016	$128,000
2017	88,000
$216,000